MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policy Information
DISCLOSURE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIFE EXPLANATORY

Freehold land is not depreciated. Depreciation on other items of property, plant and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Building	-	16 – 60 years
Laboratory equipment	-	5 years
Motor vehicle	-	5 years
Furniture, fittings and equipment	-	3 – 5 years
Renovation	-	10 years